Schedule of investments
Delaware Ivy Global Equity Income Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.90%Δ
Denmark − 3.76%
Novo Nordisk Class B	138,360	$ 15,345,717
		15,345,717
France − 12.13%
Air Liquide	111,133	14,921,089
Danone	216,810	12,100,994
Euroapi †	25	394
Orange	903,250	10,620,413
Publicis Groupe	450	22,004
Sanofi	300	30,288
Sodexo	168,170	11,818,235
		49,513,417
Germany − 10.35%
adidas AG	61,910	10,948,910
Deutsche Telekom	1,000	19,855
Fresenius Medical Care AG & Co.	252,080	12,582,285
Knorr-Bremse	89,720	5,116,681
RWE	600	22,057
SAP	148,410	13,519,898
Siemens	250	25,436
		42,235,122
Ireland − 0.01%
CRH	800	27,666
		27,666
Japan − 5.90%
Asahi Group Holdings	177,800	5,824,889
ITOCHU	800	21,621
Kao *	253,700	10,231,769
Kirin Holdings *	1,800	28,357
Lawson	700	23,320
Makita	156,100	3,890,995
ORIX	1,200	20,130
Seven & i Holdings	102,900	3,994,504
Tokio Marine Holdings	400	23,299
		24,058,884
Netherlands − 3.54%
Koninklijke Ahold Delhaize	554,880	14,455,754
		14,455,754
Norway − 0.00%
Aker BP †	476	16,515
		16,515
South Africa − 0.00%
Anglo American	500	17,876
		17,876
	Number of shares	Value (US $)
Common StocksΔ (continued)
Spain − 4.44%
Amadeus IT Group †	325,060	$ 18,108,775
		18,108,775
Sweden − 6.72%
Essity Class B	467,640	12,210,136
H & M Hennes & Mauritz Class B *	554,190	6,617,938
Orron Energy *	500	342
Securitas Class B *	995,700	8,577,051
		27,405,467
Switzerland − 9.63%
Nestle	158,970	18,557,185
Roche Holding	31,980	10,671,166
Swatch Group	42,310	10,038,459
Zurich Insurance Group	60	26,096
		39,292,906
United Kingdom − 9.11%
3i Group	1,000	13,494
AstraZeneca	200	26,294
Diageo	330,070	14,185,344
Intertek Group	151,690	7,766,473
Smith & Nephew	1,084,370	15,147,041
Unilever	500	22,648
		37,161,294
United States − 33.31%
Cisco Systems	500	21,320
Clorox	106,890	15,069,352
Conagra Brands	319,820	10,950,637
Constellation Energy	349	19,984
CVS Health	300	27,798
Eastman Chemical	250	22,442
Exelon	600	27,192
Henry Schein †	189,300	14,526,882
Ingredion	135,360	11,933,338
Kimberly-Clark	115,400	15,596,310
Lamb Weston Holdings	276,370	19,749,400
Merck & Co.	196,430	17,908,523
Otis Worldwide	56,560	3,997,095
Parker-Hannifin	16,610	4,086,890
Pfizer	261,340	13,702,056
Procter & Gamble	150	21,569
Public Service Enterprise Group	400	25,312
Raytheon Technologies	240	23,066
Schneider Electric	200	23,663
VF	450	19,877
NQ-IV059 [6/22] 8/22 (2352550)    1

Schedule of investments
Delaware Ivy Global Equity Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Visa Class A *	41,510	$ 8,172,904
		135,925,610
Total Common Stocks (cost $452,799,970)		403,565,003

Exchange-Traded Fund – 0.81%
Vanguard S&P 500 ETF *	9,500	3,295,360
Total Exchange-Traded Fund (cost $3,645,444)		3,295,360

Short-Term Investments – 0.04%
Money Market Mutual Fund – 0.04%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	177,876	177,876
Total Short-Term Investments (cost $177,876)		177,876
Total Value of Securities Before Securities Lending Collateral−99.75% (cost $456,623,290)		407,038,239

Securities Lending Collateral – 5.41%
Money Market Mutual Fund − 5.41%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	22,053,242	22,053,242
Total Securities Lending Collateral (cost $22,053,242)		22,053,242
Total Value of Securities−105.16% (cost $478,676,532)		429,091,481■
Obligation to Return Securities Lending Collateral — (5.41%)	(22,053,242)
Receivables and Other Assets Net of Liabilities — 0.24%	990,984
Net Assets Applicable to 34,999,601 Shares Outstanding — 100.00%	$408,029,223
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $29,180,010 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $8,446,961.
2    NQ-IV059 [6/22] 8/22 (2352550)

(Unaudited)
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	DKK	1,661,091	USD	233,808	7/1/22	$—	$(244)
BNYM	EUR	217,889	USD	227,374	7/1/22	—	(977)
BNYM	GBP	115,307	USD	139,689	7/1/22	—	(676)
Total Foreign Currency Exchange Contracts						$—	$(1,897)
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
ETF – Exchange-Traded Fund
S&P – Standard & Poor’s Financial Services LLC
Summary of currencies:
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
USD – US Dollar
NQ-IV059 [6/22] 8/22 (2352550)    3